Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 19,960	$ 54,465
Trade receivables, net of allowance for receivables of $4,205 and $4,392 (note 3)	46,572	61,584
Income taxes recoverable	5,349	7,432
Inventory (note 4)	42,651	51,638
Other current assets	6,661	6,466
Total current assets	121,193	181,585
Inventory (note 4)	5,242
Property and equipment (note 5)	44,094	54,745
Deferred income taxes (note 11)	3,150	16,356
Deferred financing fees (note 8(b))	1,515	2,462
Other long-term assets	528	603
Total Assets	175,722	255,751
Current liabilities
Accounts payable	8,929	18,678
Accrued and other current liabilities (note 6)	36,575	44,340
Deferred revenue	16,458	13,134
Current portion of capital lease obligation (note 5)	1,152	1,103
Current portion of long-term debt (note 8)	12,500	10,156
Total current liabilities	75,614	87,411
Long-term debt (note 8)	95,434	96,342
Capital lease obligation (note 5)	51,470	53,818
Deferred revenue	13,608	11,787
Deferred income taxes (note 11)	247
Other long-term liabilities	635	938
Total liabilities	$ 237,008	$ 250,296
Commitments and contingencies (note 13)
Shareholders' (deficit) equity
Common Shares - no par value; unlimited shares authorized; issued 12,242,992 and 12,219,091	$ 696,506	$ 696,151
Treasury Shares (Common Shares) - 41,050	(840)	(840)
Accumulated other comprehensive income	631	2,672
Additional paid-in capital (notes 9 and 10)	44,478	48,630
Accumulated deficit	(802,061)	(741,158)
Total shareholders' deficit	(61,286)	5,455
Total liabilities and shareholders' deficit	$ 175,722	$ 255,751